Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Equivalents
Cash and cash equivalents held in international locations	$ 14,059	$ 15,762
Accounts Receivable and Concentration of Credit Risk
Reserve for doubtful accounts	0	263
Bad debt provision	$ 0	$ 0	$ 162
Minimum
Equipment & fixtures
Lease term	1 year
Maximum
Equipment & fixtures
Lease term	8 years
Furniture and fixtures
Equipment & fixtures
Estimated useful lives	5 years
Software | Minimum
Equipment & fixtures
Estimated useful lives	3 years
Software | Maximum
Equipment & fixtures
Estimated useful lives	5 years
Equipment | Minimum
Equipment & fixtures
Estimated useful lives	3 years
Equipment | Maximum
Equipment & fixtures
Estimated useful lives	5 years